SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)				1 Months Ended							6 Months Ended	12 Months Ended
	Jan. 08, 2020	May 15, 2019	Jun. 05, 2016	Feb. 19, 2021	Jun. 30, 2020	May 27, 2020	Mar. 31, 2020	Mar. 23, 2020	Dec. 17, 2019	Sep. 19, 2018	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	May 14, 2020	Dec. 31, 2019
Unamortized debt discount on warrants												$ 330,729			$ 621,271
Fair value of derivative liability												25,000
Unamortized debt issuance costs												33,854			64,000
Intrinsic value of bifurcation												8,425
Initial value of issuance deemed												0
Convertible notes payable											$ 0	$ 1,930,000			0
Outstanding debt balance															2,915,000
Common stock shares issued				2,236	500,000					556,136	7,957,013	7,957,013
Warrant liability					$ 3,512,254		$ 870,499						$ 2,594,111
Derivative liability											$ 29,000	$ 25,000			0
Extinguishment of the derivative liability										$ 556,136	1,808,712
Original issue discount										$ 52,500
Securities Purchase Agreement | Adar Bays
Net proceeds		$ 45,000
Accrued expense														$ 1,166
Original issue discount		5,250													1,942
Convertible redeemable note principal amount		$ 57,750
Interest rate		8.00%
Beneficial conversion feature		$ 38,500													14,438
Securities Purchase Agreement | Eagle Equities [Member]
Unamortized debt issuance costs		7,500													2,774
Net proceeds		45,000
Accrued expense														$ 1,166
Original issue discount		5,250													1,942
Convertible redeemable note principal amount		$ 57,750
Interest rate		8.00%
Beneficial conversion feature		$ 38,500													$ 14,438
Troubled Debt Restructuring [Member]
Prepayment penalty									$ 350,000		350,000
Extinguishment of the derivative liability											700,000
Loan											84,000
Warrant One [Member]
Warrants issued								496,602
Warrant Two [Member]
Warrants issued								692,446
Warrant Three [Member]
Warrants issued								692,446
First Tranche [Member]
Unamortized debt discount on warrants											0	304,271
Unamortized debt issuance costs											0	31,146
Warrants issued									7,500,000						7,500,000
Prepayment penalty									$ 350,000		350,000	700,000			$ 700,000
Accrued interest											73,889	73,889			2,722
Fair value of warrants									745,972
Warrant liability									635,000
Proceeds from warrant issued									635,000
Debt issuance cost									65,000
Administrative and legal expenses									570,000
Payment to convertible promissory note									89,250
unamortized debt discount on warrants, balance											350,000	364,583
Convertible note received									$ 700,000
Rate of interest									ten percent (10%)
Description of matures									December 17, 2019
Outstanding balance of first two tranches											400,000	1,100,000
Second Tranche [Member]
Unamortized debt issuance costs											30,336	47,086			352,914
Accrued interest											44,333	24,222
unamortized debt discount on warrants, balance											369,664	$ 352,914
Convertible note received						$ 400,000
Rate of interest						ten percent (10
Description of matures						December 17, 2021
Net paid amount						$ 313,000
Derivative liability											$ 28,800
Related Party Convertible Note Payable [Member]
Convertible notes payable	$ 600,653,000														$ 512,719,000
Warrants issued								496,602
Outstanding debt balance	790,544
Cash investment			$ 200,000
Description of capital raising transactions			due upon consummation of any capital raising transaction by the Company within 90 days and with net cash proceeds of at least $1.0 million.
Distributor payment			$ 240,000
Conversion of debt outstanding	$ 790,544
Common stock shares issued								1,905,270
Short-term Convertible Notes Payable [Member]
Convertible note issued						$ 2,400,000			$ 2,400,000
Auctus
Common stock shares issued											500,000	500,000
Auctus | Securities Purchase Agreement
Unamortized debt issuance costs												$ 5,517
unamortized debt discount on warrants, balance												8,424
Convertible promissory note principal amount							112,750					112,750
Issuance of promissory note							$ 250,000
Promissory note interest rate							6%
Exercise price							$ 0.16
Net proceeds											$ 100,000
Accrued expense												10,260
Original issue discount												$ 5,100